UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM  13F
                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/98

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.)  [  ] is a restatement.
                                   [  ] adds a new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Engebretson Capital Management
Address: 620 Newport Center Dr.,
            Suite 750
            Newport Beach, CA 92660

13F File Number:   28-

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Daniel M. Harkins
Title:   COO
Phone:   949-759-9684

Signature, Place, and Date of Signing:
Daniel M. Harkins  Newport Beach, CA      May 18, 1999

[x]      13F HOLDING REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $330134


List of Other Included Managers:        None

                                           FORM 13F INFORMATION TABLE
Name of Issuer        Item 2              Cusip #

                                                    Fair Market   Shares or
Investment      Mgrs        Voting
                       Title Of                       Value       Prn. Amt.
Discretion      (N/A)       Auth.
                        Class                         (x$1000)
(a)Sole                   (a)Sole
AETNA INC               Common          008117103         530      6740
   6740                    6740
ALLSTATE CORP.          Common          020002101        2664     69195
  69195                   69195
AMERICA ONLINE          Common          02364j104       18758    120925
 120925                  120925
BANKAMERICA CORP        Common          066050105       14553    242052
 242052                  242052
BARNES & NOBLE INC      Common          067774109       13605    320125
 320125                  320125
BERKSHIRE HATHAWAY INC  Common          084670108         350         5
      5                       5
BEST BUY CO. INC.       Common          086516101       15849    258234
 258234                  258234
BIOSITE INC             Common          090945106         161     13200
  13200                   13200
CHASE MANHATTAN BANK    Common          16161a108       11246    158392
 158392                  158392
CIRCUIT CITY STORES     Common          172737108        1240     24830
  24830                   24830
CISCO SYSTEMS           Common          17275r102       21506    231719
 231719                  231719
CITIGROUP               Common          172967101       13813    278004
 278004                  278004
COMDISCO                Common          200336105        1060     62794
  62794                   62794
COMPAQ COMPUTER CORP    Common          204493100        7556    179905
 179905                  179905
"CONSECO, INC."         Common          208464107        3087    101226
 101226                  101226
DAIMLER CHRYSLER        Common          171196108       13266    138102
 138102                  138102
DAYTON HUDSON           Common          239753106         488      9000
   9000                    9000
DEAN WIT SEL EQTY TRUS  Common          24241x346          26     13140
  13140                   13140
DEERE COMPANY           Common          244199105        1356     41260
  41260                   41260
DELL COMPUTER           Common          247025109        9600    131170
 131170                  131170
DISNEY-WALT CO.         Common          254687106        1697     56575
  56575                   56575
FINISH LINE INC         Common          317923100         101     12600
  12600                   12600
FORD MOTOR COMPANY      Common          345370100        4425     75403
  75403                   75403
FRANKLIN RESOURCES      Common          354613101        2462     76925
  76925                   76925
GRAND CASINOS           Common          385269105         158     19600
  19600                   19600
HALLIBURTON             Common          406216101         977     32976
  32976                   32976
HEWLETT-PACKARD         Common          428236103       11817    172979
 172979                  172979
INT'L BUSINESS MACHINES Common          459200101       10609     57543
  57543                   57543
IRVINE SENSOR CORP      Common          463664102          23     16000
  16000                   16000
LEHMAN BROS HLDGS       Common          524908100         282      6400
   6400                    6400
LUCENT TECH.            Common          549463107       21074    191693
 191693                  191693
MAIL WELL INC.          Common          560321200        4060    354931
 354931                  354931
MEADE INSTRUMENTS       Common          583062104         434     35610
  35610                   35610
MEDTRONIC INC.          Common          585055106        7001     94250
  94250                   94250
MERCK & CO. INC.        Common          589331107        2499     16945
  16945                   16945
MERRILL LYNCH INC       Common          590188108        9458    141700
 141700                  141700
MICROSOFT CORP          Common          594918104       15329    110531
 110531                  110531
MORGAN DEAN WITTER      Common          617446448        2515     35420
  35420                   35420
PFIZER-INC.             Common          717081103       21004    168030
 168030                  168030
RAINFOREST CAFES        Common          75086k104         385     63525
  63525                   63525
RSI SYSTEMS             Common          749927109          44     12500
  12500                   12500
SEARS ROEBUCK CO.       Common          812387108        4813    113240
 113240                  113240
SUN MICROSYSTEMS        Common          866810104       17590    205425
 205425                  205425
T-ROWE PRICE            Common          741477103        6897    201385
 201385                  201385
U.S. BANKCORP           Common          319279105        3004     84625
  84625                   84625
UNITED HEALTHCARE       Common          910581107         969     22500
  22500                   22500
US CRUDE LTD            Common          90330v103         116    176000
 176000                  176000
WALGREEN CO             Common          931422109       10393    177468
 177468                  177468
WASHINGTON MUTUAL       Common          939322103       16108    419750
 419750                  419750
ALABAMA PWR 7% SR NTS   Preferred       010392629         201      8000
   8000                    8000
BANK OF NY 7.25%        Preferred       05563w206         202      8000
   8000                    8000
CITIGROUP CAP PFD 7%    Preferred       17306k209         203      8000
   8000                    8000
CONSECO FINANCIAL 8.70% Preferred       20847d205         945     38000
  38000                   38000
EQUITABLE CO 7.35%      Preferred       294550207         253     10000
  10000                   10000
HOUSEHOLD FINL 7.25%    Preferred       44180r209         558     22000
  22000                   22000
MERRILL LYNCH 7.28% PFD Preferred       59021k205         361     14000
  14000                   14000
SEAGRAM & CO 8% PFD     Preferred       811845205         251     10000
  10000                   10000
USB CAP TR 7.20% PFD    Preferred       90332m200         201      8000
   8000                    8000
TOTALS FOR Q498                                        330134   5678547
5678547                 5678547